LONG-TERM INVESTMENTS, NET - Investments accounted for at fair values (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Oct. 31, 2017
LONG-TERM INVESTMENTS, NET
Cost basis	¥ 872,363	¥ 1,286,915
Gross unrealized gains	12,978	944
Gross unrealized losses	(230,161)	(228,134)
Exchange adjustments	4,932	3,964
Fair value	660,112	1,063,689
Marketable securities
LONG-TERM INVESTMENTS, NET
Cost basis	96,848	96,848
Gross unrealized gains	0	0
Gross unrealized losses	(69,035)	(63,678)
Exchange adjustments	4,932	3,964
Fair value	32,745	37,134
Wealth management product
LONG-TERM INVESTMENTS, NET
Cost basis	537,500	937,500
Gross unrealized gains	12,200	500
Gross unrealized losses	0	0
Exchange adjustments	0	0
Fair value	549,700	938,000
IFM Investments Limited
LONG-TERM INVESTMENTS, NET
Fair value	57,100	58,800
IFM Investments Limited | Unlisted equity securities
LONG-TERM INVESTMENTS, NET
Cost basis	238,015		¥ 60,000
Gross unrealized gains	778
Gross unrealized losses	(161,126)
Exchange adjustments	0
Fair value	¥ 77,667
IFM Investments Limited | Loan Receivable And Convertible Preferred Stock
LONG-TERM INVESTMENTS, NET
Cost basis		252,567
Gross unrealized gains		444
Gross unrealized losses		(164,456)
Exchange adjustments		0
Fair value		¥ 88,555